BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholder's deficit:
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	5,000,000	5,000,000	5,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	500,000,000	500,000,000	500,000,000
Common stock, Issued	107,037,834	107,037,834	100,217,516
Common stock, outstanding	104,537,834	104,537,834	100,217,516